Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt
Schedule of debt

As of September 30, 2019 and December 31, 2018, debt consisted of the following:

	September 30,	December 31,
	2019	2018
Line of credit:
Asset backed line of credit	$471,553	$561,804
Debt issuance costs	(19,466)	(30,000)
Total line of credit	452,087	531,804

Senior convertible notes payable:
Senior convertible notes payable	2,539,273	1,428,161
Debt issuance costs	(439,818)	(466,667)
Total long-term senior convertible notes payable	2,099,455	961,494
Less: current portion of long-term notes payable	—	—
Noncurrent portion of long-term convertible notes payable	2,099,455	961,494

Notes payable:
Notes payable	1,470,137	370,250
Debt issuance costs	(153,793)	—
Total long-term debt	1,316,344	370,250
Less: current portion of long-term debt	(1,270,243)	(313,572)
Noncurrent portion of long-term debt	46,101	56,678

Notes payable – related parties:
Notes payable	3,381,579	3,464,191
Less: current portion of long-term debt – related parties	(1,039,330)	(932,701)
Noncurrent portion of long-term debt – related parties	$2,342,249	$2,531,490

As of December 31, 2018 and 2017, debt consisted of the following:

	December 31,	December 31,
	2018	2017
Line of credit:
Asset backed line of credit	$561,804	$—
Debt issuance costs	(30,000)	—
Total line of credit	531,804	—

Long-term senior convertible debt:
Senior convertible notes payable	1,428,161	—
Debt issuance costs	(466,667)	—
Total long-term senior convertible debt	961,494	—

Long-term debt:
Notes payable	370,250	—
Less: current portion of long-term debt	(313,572)	—
Noncurrent portion of long-term debt	56,688	—

Long-term debt – related parties:
Notes payable	3,464,191	2,996,500
Less: current portion of long-term debt – related parties	(932,701)	(225,553)
Noncurrent portion of long-term debt – related parties	$2,531,490	$2,770,947

Schedule of maturities of the debt

The scheduled maturities of the debt for the next five years as of December 31, 2018, are as follows:

For the Years Ended December 31,	Amount
2019	$2,175,092
2020	828,426
2021	871,916
2022	218,266
2023	1,229,569
Thereafter	2,539,273
7,862,542
Less: debt discount	(613,077)
$7,249,465

The scheduled maturities of the debt for the next five years as of December 31, 2018, are as follows:

For the Years Ended December 31,	Amount
2018	$1,778,077
2019	239,461
2020	254,230
2021	704,296
2022	1,420,190
Thereafter	1,428,162
5,824,416
Less: debt discount	(496,667)
$5,327,749